Real Estate Acquisitions and Dispositions - Weighted-average amortization (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Acquired In-place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible leases, weighted average useful life	6 years	15 years	13 years	11 years
Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible leases, weighted average useful life	3 years	4 years	6 years	6 years
Acquired Below-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible leases, weighted average useful life	16 years	24 years	18 years	19 years